Income Taxes - Summary of Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance of beginning of period	$ 45,526	$ 46,189	$ 45,969
Increase	4,716	1,897	9,039
(Decrease)	(7,658)	(2,560)	(8,819)
Balance at end of period	$ 42,584	$ 45,526	$ 46,189